Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets - Goodwill

13.	Intangible assets - Goodwill

Goodwill is the excess between the acquisition cost and the Bank's interest in the net fair value of the acquiree's assets, liabilities and contingent liabilities. When the excess is negative (negative goodwill), it is immediately recognized in the income statement. In accordance with IAS 36, goodwill is tested annually for impairment purposes or whenever there is evidence of impairment of the cash-generating unit to which it was allocated. Goodwill is recorded at cost less accumulated impairment losses. Recognized impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

The goodwill recorded is subject to impairment test (note 2.n.i) and has been allocated according to the operating segments (note 44).

Based on the assumptions described below, no impairment loss was recognized for goodwill at December 31, 2021, 2020 and 2019.

Thousand of reais	2021	2020	2019

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,215,749	27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937	-	-
Liderança Serviços Especializados em Cobranças Ltda.	237,663	-	-
Olé Consignado (current denomination of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solutions 4Fleet Consultoria Empresarial S.A.	32,613	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (current denomination of Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,382
Paytec Tecnologia em Pagamentos Ltda.	11,336	-	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	-	-
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	1,039,304	1,039,304
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	-	-	13,050
Total	27,915,469	28,360,137	28,375,004

	Commercial Banking
	2021	2020	2019
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	4.8%	4.3%	4.8%
Discount rate (2)	12.3%	12.4%	12.5%
(1)	The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
(2)	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 18.77% (2020 – 19.56% and 2019 – 17.88%).

Thousand of reais	2021	2020	2019

Balance at beginning of the year	28,360,137	28,375,004	28,378,288
Additions (loss):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	(1,039,304)	-	-
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937	-	-
Liderança Serviços Especializados em Cobranças Ltda.	237,663	-	-
Solution 4Fleet Consultoria Empresarial S.A.	32,613	-	-
Paytec Tecnologia em Pagamentos Ltda.	11,336	-	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	-	-
Others	1,816	(14,867)	(3,284)
Balance at end of the year	27,915,469	28,360,137	28,375,004

Goodwill tests are performed annually or when there are indications of impairment. A quantitative goodwill impairment test is carried out annually in the second half of 2021 and at the end of each year an analysis is carried out on the existence of signs of impairment. For the year 2021, 2020 and 2019, there were no indications of impairment.

In the goodwill impairment test, discount rates and perpetuity growth are the most sensitive assumptions for calculating the present value (value in use) of discounted future cash flows. With a variation of +0.25% or -0.25% in these rates, the value of future cash flows discounted to present value continues to indicate the absence of impairment.